TEMPLETON INCOME TRUST

                                        Broward Financial Centre
                                        500 East Broward Boulevard, Suite 2100
                                        Fort Lauderdale, FL 33394-3091
                                        Facsimile 954.847.2288
                                        Telephone 954.527.7500
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December 3, 2007

Filed Via EDGAR (CIK 0000795402)
Securities and Exchange Commission
100 F Street, N.E
Washington, D.C.  20549

         RE:  TEMPLETON INCOME TRUST
         FILE NOS. 033-6510 AND 811-04706

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 28, 2007.

Very truly yours,

Templeton Income Trust

/s/SHEILA M. BARRY

Sheila M. Barry
Assistant Secretary

SMB:dac